UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944
                                                      --------

                     Oppenheimer Rising Dividend Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                11.5%
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.8
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.4
--------------------------------------------------------------------------------
Commercial Banks                                                            5.4
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.3
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.1
--------------------------------------------------------------------------------
Household Products                                                          4.3
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.0
--------------------------------------------------------------------------------
Capital Markets                                                             3.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                        2.9%
--------------------------------------------------------------------------------
Chevron Corp.                                                               2.4
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.3
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.2
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                       2.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.2
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  2.1
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                                  2.1
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.1
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                   9 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 Financials                    17.8%
                 Industrials                   17.4
                 Information Technology        12.5
                 Energy                        11.9
                 Consumer Staples              11.2
                 Health Care                    8.7
                 Consumer Discretionary         8.5
                 Materials                      4.3
                 Telecommunication Services     4.1
                 Utilities                      3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) gained 19.51% during the past year, outpacing the Russell 1000 Index, which returned 15.03% and the S&P 500 Index, which returned 14.55% over the same time frame. Our over-weighting in three very strong-performing economic sectors--materials, industrials and telecommunication services--greatly helped the Fund's performance, as did favorable stock selection in all three areas. In contrast, we were overweighted in financials--the market's only sector to lose value during the past year. Financial stocks were particularly hard hit by the subprime mortgage crisis. Disappointing stock selection in this underperforming group also hampered the Fund's results.

      Beginning on August 1, 2007, upon assuming the Fund's management, we began to reposition the portfolio to focus on companies with growing dividends--or whose dividends we expected would grow in the future--as well as the potential for capital appreciation. We also favored stocks with good balance sheets, significant cash flows, and solid management teams, and whose businesses we believe are benefiting from broadly favorable trends.

      One of the Fund's strongest-performing stocks during the period was Monsanto Co., a biotechnology company geared toward farming and crop production. The company, whose offerings help farmers grow crops more efficiently, continued to take market share from competitors. Similarly, we benefited from an investment in Deere & Co., a leading maker of farm equipment whose products have been allowing farmers to meet the growing demand for food without dramatically increasing acreage planted. Both stocks also benefited from increasing sales abroad as well as domestically. Conglomerate United Technologies Corp. also performed well. The company saw particularly good results from its aircraft parts manufacturing division, which has been helped by resurgent demand from aircraft makers--including Boeing Co., another significant contributor during the period--and its elevator manufacturing business, which benefited from robust construction activity around the world.

      Not surprisingly, three of the Fund's biggest laggards were financial companies--(The) Bear Stearns Companies, Inc. (which we sold), Wachovia Corp. and Citigroup, Inc. To varying degrees, all three companies experienced significant losses relating to subprime mortgages--either through bad loans made directly to homeowners (in the case of Citigroup and, especially, Wachovia), or indirectly, as a result of investing in securities backed by these loans. In the latter category, investment bank Bear Stearns was one of the industry's hardest-hit companies and experienced very big losses as the demand for these securities dried up.


                  11 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2007. In the case of Class A, Class B, Class C and Class Y shares, performance is measured for a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market and the Russell 1000 Index, a widely used measure of large-cap growth stock performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  12 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Rising Dividends Fund, Inc. (Class A)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rising
                          Dividends Fund, Inc.
                                (Class A)             S&P 500 Index

10/31/1997                       $ 9,425                 $10,000
01/31/1998                       $ 9,757                 $10,760
04/30/1998                       $11,108                 $12,250
07/31/1998                       $10,655                 $12,396
10/31/1998                       $10,356                 $12,201
01/31/1999                       $10,513                 $14,258
04/30/1999                       $11,634                 $14,924
07/31/1999                       $11,028                 $14,900
10/31/1999                       $10,993                 $15,332
01/31/2000                       $10,375                 $15,732
04/30/2000                       $10,559                 $16,434
07/31/2000                       $10,116                 $16,236
10/31/2000                       $11,151                 $16,264
01/31/2001                       $11,974                 $15,590
04/30/2001                       $11,980                 $14,303
07/31/2001                       $11,921                 $13,910
10/31/2001                       $10,568                 $12,216
01/31/2002                       $10,867                 $13,075
04/30/2002                       $10,963                 $12,499
07/31/2002                       $ 9,472                 $10,625
10/31/2002                       $ 9,034                 $10,372
01/31/2003                       $ 8,895                 $10,067
04/30/2003                       $ 9,346                 $10,836
07/31/2003                       $10,116                 $11,756
10/31/2003                       $10,999                 $12,528
01/31/2004                       $11,736                 $13,545
04/30/2004                       $11,639                 $13,314
07/31/2004                       $11,760                 $13,303
10/31/2004                       $12,001                 $13,707
01/31/2005                       $12,872                 $14,387
04/30/2005                       $12,702                 $14,157
07/31/2005                       $13,566                 $15,171
10/31/2005                       $13,383                 $14,902
01/31/2006                       $14,210                 $15,880
04/30/2006                       $14,593                 $16,337
07/31/2006                       $14,255                 $15,987
10/31/2006                       $15,410                 $17,335
01/31/2007                       $16,424                 $18,182
04/30/2007                       $17,517                 $18,825
07/31/2007                       $17,467                 $18,565
10/31/2007                       $18,417                 $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   12.64%     5-Year   13.95%     10-Year   6.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Rising Dividends Fund, Inc. (Class B)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rising
                          Dividends Fund, Inc.
                                (Class B)             S&P 500 Index

10/31/1997                       $10,000                 $10,000
01/31/1998                       $10,346                 $10,760
04/30/1998                       $11,758                 $12,250
07/31/1998                       $11,265                 $12,396
10/31/1998                       $10,938                 $12,201
01/31/1999                       $11,086                 $14,258
04/30/1999                       $12,250                 $14,924
07/31/1999                       $11,601                 $14,900
10/31/1999                       $11,541                 $15,332
01/31/2000                       $10,878                 $15,732
04/30/2000                       $11,051                 $16,434
07/31/2000                       $10,575                 $16,236
10/31/2000                       $11,632                 $16,264
01/31/2001                       $12,473                 $15,590
04/30/2001                       $12,454                 $14,303
07/31/2001                       $12,378                 $13,910
10/31/2001                       $10,954                 $12,216
01/31/2002                       $11,250                 $13,075
04/30/2002                       $11,334                 $12,499
07/31/2002                       $ 9,774                 $10,625
10/31/2002                       $ 9,301                 $10,372
01/31/2003                       $ 9,140                 $10,067
04/30/2003                       $ 9,586                 $10,836
07/31/2003                       $10,356                 $11,756
10/31/2003                       $11,237                 $12,528
01/31/2004                       $11,990                 $13,545
04/30/2004                       $11,891                 $13,314
07/31/2004                       $12,014                 $13,303
10/31/2004                       $12,261                 $13,707
01/31/2005                       $13,150                 $14,387
04/30/2005                       $12,976                 $14,157
07/31/2005                       $13,859                 $15,171
10/31/2005                       $13,673                 $14,902
01/31/2006                       $14,517                 $15,880
04/30/2006                       $14,908                 $16,337
07/31/2006                       $14,563                 $15,987
10/31/2006                       $15,744                 $17,335
01/31/2007                       $16,780                 $18,182
04/30/2007                       $17,895                 $18,825
07/31/2007                       $17,844                 $18,565
10/31/2007                       $18,816                 $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   13.54%     5-Year   14.13%     10-Year   6.53%


                  14 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Rising Dividends Fund, Inc. (Class C)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rising
                          Dividends Fund, Inc.
                                (Class C)             S&P 500 Index

10/31/1997                       $10,000                 $10,000
01/31/1998                       $10,341                 $10,760
04/30/1998                       $11,757                 $12,250
07/31/1998                       $11,259                 $12,396
10/31/1998                       $10,932                 $12,201
01/31/1999                       $11,084                 $14,258
04/30/1999                       $12,247                 $14,924
07/31/1999                       $11,598                 $14,900
10/31/1999                       $11,539                 $15,332
01/31/2000                       $10,875                 $15,732
04/30/2000                       $11,048                 $16,434
07/31/2000                       $10,572                 $16,236
10/31/2000                       $11,635                 $16,264
01/31/2001                       $12,476                 $15,590
04/30/2001                       $12,457                 $14,303
07/31/2001                       $12,387                 $13,910
10/31/2001                       $10,957                 $12,216
01/31/2002                       $11,253                 $13,075
04/30/2002                       $11,337                 $12,499
07/31/2002                       $ 9,777                 $10,625
10/31/2002                       $ 9,305                 $10,372
01/31/2003                       $ 9,143                 $10,067
04/30/2003                       $ 9,590                 $10,836
07/31/2003                       $10,360                 $11,756
10/31/2003                       $11,240                 $12,528
01/31/2004                       $11,964                 $13,545
04/30/2004                       $11,848                 $13,314
07/31/2004                       $11,945                 $13,303
10/31/2004                       $12,159                 $13,707
01/31/2005                       $13,020                 $14,387
04/30/2005                       $12,819                 $14,157
07/31/2005                       $13,662                 $15,171
10/31/2005                       $13,455                 $14,902
01/31/2006                       $14,245                 $15,880
04/30/2006                       $14,607                 $16,337
07/31/2006                       $14,245                 $15,987
10/31/2006                       $15,364                 $17,335
01/31/2007                       $16,336                 $18,182
04/30/2007                       $17,391                 $18,825
07/31/2007                       $17,302                 $18,565
10/31/2007                       $18,206                 $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   17.49%     5-Year   14.37%     10-Year   6.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Rising Dividends Fund, Inc. (Class N)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rising
                          Dividends Fund, Inc.
                                (Class N)             S&P 500 Index

03/01/2001                       $10,000                 $10,000
04/30/2001                       $10,175                 $10,094
07/31/2001                       $10,125                 $ 9,817
10/31/2001                       $ 8,976                 $ 8,621
01/31/2002                       $ 9,229                 $ 9,227
04/30/2002                       $ 9,301                 $ 8,821
07/31/2002                       $ 8,034                 $ 7,499
10/31/2002                       $ 7,656                 $ 7,320
01/31/2003                       $ 7,533                 $ 7,104
04/30/2003                       $ 7,911                 $ 7,647
07/31/2003                       $ 8,555                 $ 8,296
10/31/2003                       $ 9,290                 $ 8,841
01/31/2004                       $ 9,907                 $ 9,559
04/30/2004                       $ 9,815                 $ 9,396
07/31/2004                       $ 9,907                 $ 9,388
10/31/2004                       $10,101                 $ 9,674
01/31/2005                       $10,832                 $10,154
04/30/2005                       $10,677                 $ 9,991
07/31/2005                       $11,392                 $10,707
10/31/2005                       $11,233                 $10,517
01/31/2006                       $11,916                 $11,207
04/30/2006                       $12,227                 $11,530
07/31/2006                       $11,941                 $11,282
10/31/2006                       $12,899                 $12,234
01/31/2007                       $13,734                 $12,832
04/30/2007                       $14,634                 $13,285
07/31/2007                       $14,584                 $13,102
10/31/2007                       $15,365                 $14,014

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   18.12%     5-Year   14.95%     Since Inception (3/1/01)   6.65%


                  16 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Rising Dividends Fund, Inc. (Class Y)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Rising
                          Dividends Fund, Inc.
                                (Class Y)             S&P 500 Index

10/31/1997                       $10,000                 $10,000
01/31/1998                       $10,365                 $10,760
04/30/1998                       $11,809                 $12,250
07/31/1998                       $11,338                 $12,396
10/31/1998                       $11,036                 $12,201
01/31/1999                       $11,209                 $14,258
04/30/1999                       $12,398                 $14,924
07/31/1999                       $11,768                 $14,900
10/31/1999                       $11,747                 $15,332
01/31/2000                       $11,094                 $15,732
04/30/2000                       $11,278                 $16,434
07/31/2000                       $10,788                 $16,236
10/31/2000                       $11,878                 $16,264
01/31/2001                       $12,823                 $15,590
04/30/2001                       $12,835                 $14,303
07/31/2001                       $12,785                 $13,910
10/31/2001                       $11,344                 $12,216
01/31/2002                       $11,674                 $13,075
04/30/2002                       $11,789                 $12,499
07/31/2002                       $10,188                 $10,625
10/31/2002                       $ 9,727                 $10,372
01/31/2003                       $ 9,580                 $10,067
04/30/2003                       $10,080                 $10,836
07/31/2003                       $10,912                 $11,756
10/31/2003                       $11,866                 $12,528
01/31/2004                       $12,666                 $13,545
04/30/2004                       $12,569                 $13,314
07/31/2004                       $12,711                 $13,303
10/31/2004                       $12,974                 $13,707
01/31/2005                       $13,925                 $14,387
04/30/2005                       $13,750                 $14,157
07/31/2005                       $14,692                 $15,171
10/31/2005                       $14,510                 $14,902
01/31/2006                       $15,406                 $15,880
04/30/2006                       $15,831                 $16,337
07/31/2006                       $15,478                 $15,987
10/31/2006                       $16,736                 $17,335
01/31/2007                       $17,847                 $18,182
04/30/2007                       $19,041                 $18,825
07/31/2007                       $18,996                 $18,565
10/31/2007                       $20,047                 $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/07

1-Year   19.79%     5-Year   15.56%     10-Year   7.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. There is a voluntary waiver of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  18 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  19 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                  20 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 5/1/07        10/31/07      OCTOBER 31, 2007
------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,051.40    $  5.70
------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,019.66       5.62
------------------------------------------------------------------------------
Class B Actual                     1,000.00      1,047.30       9.95
------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,015.53       9.80
------------------------------------------------------------------------------
Class C Actual                     1,000.00      1,046.80       9.95
------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,015.53       9.80
------------------------------------------------------------------------------
Class N Actual                     1,000.00      1,050.00       7.10
------------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,018.30       6.99
------------------------------------------------------------------------------
Class Y Actual                     1,000.00      1,052.90       4.36
------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00      1,020.97       4.29

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            1.10%
-----------------------------
Class B            1.92
-----------------------------
Class C            1.92
-----------------------------
Class N            1.37
-----------------------------
Class Y            0.84

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  21 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2007
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.5%
McDonald's Corp.                                      303,400   $    18,112,980
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                     444,700        17,908,069
                                                                ----------------
                                                                     36,021,049

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Fortune Brands, Inc.                                  142,300        11,920,471
--------------------------------------------------------------------------------
MEDIA--1.1%
McGraw-Hill Cos.,
Inc. (The)                                            222,000        11,108,880
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Staples, Inc.                                         479,300        11,186,862
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B                                     209,200        13,861,592
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.9%
--------------------------------------------------------------------------------
BEVERAGES--1.6%
PepsiCo, Inc.                                         217,800        16,056,216
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Kellogg Co.                                           328,700        17,352,073
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                              305,900        10,220,119
                                                                ----------------
                                                                     27,572,192

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.3%
Colgate-Palmolive Co.                                 294,900        22,492,023
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                 307,800        21,398,256
                                                                ----------------
                                                                     43,890,279

--------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                    326,308        23,797,642
--------------------------------------------------------------------------------
ENERGY--11.5%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.5%
Apache Corp. 1                                        164,900        17,118,269
--------------------------------------------------------------------------------
Chevron Corp.                                         267,000        24,433,170
--------------------------------------------------------------------------------
ConocoPhillips                                        195,700        16,626,672
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     228,735        21,041,333
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                               137,000        13,101,310

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Spectra Energy Corp.                                  463,500   $    12,041,730
--------------------------------------------------------------------------------
Total SA, Sponsored
ADR                                                   171,039        13,787,454
                                                                ----------------
                                                                    118,149,938

--------------------------------------------------------------------------------
FINANCIALS--17.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
Lehman Brothers
Holdings, Inc.                                        110,700         7,011,738
--------------------------------------------------------------------------------
Northern Trust Corp.                                  177,900        13,379,859
--------------------------------------------------------------------------------
UBS AG                                                372,878        20,019,820
                                                                ----------------
                                                                     40,411,417

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.4%
U.S. Bancorp                                          473,400        15,697,944
--------------------------------------------------------------------------------
Wachovia Corp.                                        450,511        20,601,868
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     564,632        19,203,134
                                                                ----------------
                                                                     55,502,946

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
Bank of America Corp.                                 410,731        19,830,093
--------------------------------------------------------------------------------
Citigroup, Inc.                                       548,300        22,973,770
--------------------------------------------------------------------------------
CME Group, Inc.                                        13,500         8,994,375
                                                                ----------------
                                                                     51,798,238

--------------------------------------------------------------------------------
INSURANCE--2.8%
American International
Group, Inc.                                           106,600         6,728,592
--------------------------------------------------------------------------------
Chubb Corp.                                           226,800        12,099,780
--------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                  103,500        10,010,520
                                                                ----------------
                                                                     28,838,892

--------------------------------------------------------------------------------
HEALTH CARE--8.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Bard (C.R.), Inc.                                     118,400         9,899,424
--------------------------------------------------------------------------------
Medtronic, Inc.                                       155,900         7,395,896
                                                                ----------------
                                                                     17,295,320


                  22 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.8%
Abbott Laboratories                                   249,700   $    13,638,614
--------------------------------------------------------------------------------
Johnson & Johnson                                     141,100         9,195,487
--------------------------------------------------------------------------------
Novartis AG, ADR                                      193,970        10,313,385
--------------------------------------------------------------------------------
Pfizer, Inc.                                          645,300        15,880,833
--------------------------------------------------------------------------------
Roche Holding AG                                       56,088         9,567,497
--------------------------------------------------------------------------------
Wyeth                                                 221,000        10,747,230
                                                                ----------------
                                                                     69,343,046

--------------------------------------------------------------------------------
INDUSTRIALS--16.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.3%
Boeing Co.                                            200,220        19,739,690
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                202,200        15,126,582
--------------------------------------------------------------------------------
United Technologies
Corp.                                                 258,921        19,830,759
                                                                ----------------
                                                                     54,697,031

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp.                                            68,200         7,047,788
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.3%
ABB Ltd., Sponsored
ADR                                                   446,900        13,505,318
--------------------------------------------------------------------------------
Emerson Electric Co.                                  384,700        20,108,269
                                                                ----------------
                                                                     33,613,587

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                  724,400        29,816,304
--------------------------------------------------------------------------------
MACHINERY--3.4%
Caterpillar, Inc.                                     167,700        12,512,097
--------------------------------------------------------------------------------
Deere & Co.                                            70,000        10,843,000
--------------------------------------------------------------------------------
Paccar, Inc.                                          201,200        11,178,672
                                                                ----------------
                                                                     34,533,769

--------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Norfolk Southern
Corp.                                                 245,400        12,674,910
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Telefonaktiebolaget
LM Ericsson, Sponsored
ADR                                                   241,000         7,242,050

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business
Machines Corp.                                        129,600   $    15,049,152
--------------------------------------------------------------------------------
IT SERVICES--1.3%
Automatic Data
Processing, Inc.                                      274,400        13,599,264
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--6.4%
Intel Corp.                                           691,000        18,587,900
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                 373,300        12,326,366
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                  639,900        21,225,483
--------------------------------------------------------------------------------
Texas Instruments,
Inc.                                                  422,800        13,783,280
                                                                ----------------
                                                                     65,923,029

--------------------------------------------------------------------------------
SOFTWARE--2.2%
Microsoft Corp.                                       609,730        22,444,161
--------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
BASF AG, Sponsored
ADR                                                    68,600         9,542,260
--------------------------------------------------------------------------------
Monsanto Co. 1                                        125,200        12,223,276
--------------------------------------------------------------------------------
Praxair, Inc.                                         124,000        10,599,520
                                                                ----------------
                                                                     32,365,056

--------------------------------------------------------------------------------
METALS & MINING--1.0%
Allegheny Technologies,
Inc.                                                  104,600        10,686,982
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
AT&T, Inc.                                            496,000        20,727,840
--------------------------------------------------------------------------------
Verizon Communications,
Inc.                                                  442,078        20,366,533
                                                                ----------------
                                                                     41,094,373

--------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
Duke Energy Corp.                                     448,200         8,591,994
--------------------------------------------------------------------------------
PPL Corp.                                             167,400         8,654,580
--------------------------------------------------------------------------------
Southern Co.                                          230,200         8,439,132
                                                                ----------------
                                                                     25,685,706


                  23 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
SCANA Corp.                                           233,200   $     9,465,589
                                                                ----------------
Total Common Stocks
(Cost $937,164,473)                                                 992,693,731

--------------------------------------------------------------------------------
PREFERRED STOCKS--2.2%
--------------------------------------------------------------------------------
Schering-Plough Corp.,
6% Cv.
(Cost $23,797,779)                                     85,500        22,846,455

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.20% 2,3
(Cost $9,358,304)                                   9,358,304         9,358,304

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $970,320,556)                                      99.9%  $ 1,024,898,490
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                            0.1           597,064
                                                --------------------------------
NET ASSETS                                              100.0%  $ 1,025,495,554
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                        CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                  SUBJECT TO CALL        DATES      PRICE   RECEIVED       VALUE
---------------------------------------------------------------------------------
Apache Corp.                  995     11/19/07   $    100   $ 79,032   $ 527,350
Monsanto Co.                  626     11/19/07         95     60,765     269,180
                                                            ---------------------
                                                            $139,797   $ 796,530
                                                            =====================

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES         GROSS         GROSS             SHARES
                             OCTOBER 31, 2006     ADDITIONS    REDUCTIONS   OCTOBER 31, 2007
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E           27,864,283   557,466,823   575,972,802          9,358,304

                                                                                    DIVIDEND
                                                                    VALUE             INCOME
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                      $ 9,358,304   $      1,532,502

3. Rate shown is the 7-day yield as of October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $960,962,252)                                                                          $ 1,015,540,186
Affiliated companies (cost $9,358,304)                                                                                    9,358,304
                                                                                                                    ----------------
                                                                                                                      1,024,898,490
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        286,481
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                                                 1,998,141
Shares of capital stock sold                                                                                                944,162
Other                                                                                                                        52,512
                                                                                                                    ----------------
Total assets                                                                                                          1,028,179,786

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $139,797)--
see accompanying statement of investments                                                                                   796,530
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                                          1,306,847
Distribution and service plan fees                                                                                          197,714
Transfer and shareholder servicing agent fees                                                                               157,511
Directors' compensation                                                                                                     136,740
Shareholder communications                                                                                                   62,328
Other                                                                                                                        26,562
                                                                                                                    ----------------
Total liabilities                                                                                                         2,684,232

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $ 1,025,495,554
                                                                                                                    ================

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                                $    47,223,639
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                              752,993,573
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                         6,490,637
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                          164,866,504
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                                        53,921,201
                                                                                                                    ----------------
NET ASSETS                                                                                                          $ 1,025,495,554
                                                                                                                    ================


                  25 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $744,513,358 and 33,710,440 shares of capital stock outstanding)                                                        $  22.09
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                                $  23.44
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $111,225,904 and 5,463,910 shares of capital stock outstanding)                                                  $  20.36
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $100,556,573 and 4,941,123 shares of capital stock outstanding)                                                  $  20.35
------------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $25,521,615 and 1,167,472 shares of capital stock outstanding)                                                   $  21.86
------------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $43,678,104 and 1,940,694 shares of capital stock                                                         $  22.51
outstanding)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $546,778)                                               $    17,804,929
Affiliated companies                                                                                                      1,532,502
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                     52,872
------------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                      117,392
------------------------------------------------------------------------------------------------------------------------------------
Other income                                                                                                                 28,676
                                                                                                                    ----------------
Total investment income                                                                                                  19,536,371

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                           6,684,570
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                   1,703,764
Class B                                                                                                                   1,198,713
Class C                                                                                                                     971,118
Class N                                                                                                                     117,653
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                   1,226,764
Class B                                                                                                                     242,516
Class C                                                                                                                     209,292
Class N                                                                                                                      49,050
Class Y                                                                                                                      74,769
------------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                                     185,158
Class B                                                                                                                      64,855
Class C                                                                                                                      29,568
Class N                                                                                                                       3,236
Class Y                                                                                                                          95
------------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                      40,702
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                   6,863
------------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                   1,500
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                       140,680
                                                                                                                    ----------------
Total expenses                                                                                                           12,950,866
Less reduction to custodian expenses                                                                                         (1,650)
Less waivers and reimbursements of expenses                                                                                 (28,961)
                                                                                                                    ----------------
Net expenses                                                                                                             12,920,255

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     6,616,116


                  27 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                                                             $   184,945,941
Closing and expiration of option contracts written                                                                        1,567,682
Foreign currency transactions                                                                                                (1,099)
Increase from payment by affiliate                                                                                           24,707
                                                                                                                    ----------------
Net realized gain                                                                                                       186,537,231
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                             (19,936,260)
Translation of assets and liabilities denominated in foreign currencies                                                     207,448
Option contracts written                                                                                                   (656,733)
                                                                                                                    ----------------
Net change in unrealized appreciation                                                                                   (20,385,545)

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $   172,767,802
                                                                                                                    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                                      2007               2006
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            $     6,616,116    $     5,281,696
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                    186,537,231        102,569,539
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                (20,385,545)        19,902,664
                                                                                                 -----------------------------------
Net increase in net assets resulting from operations                                                 172,767,802        127,753,899

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                               (4,792,814)        (4,073,913)
Class B                                                                                                       --                 --
Class C                                                                                                   (9,190)                --
Class N                                                                                                  (93,284)           (81,504)
Class Y                                                                                                 (297,663)          (286,703)
                                                                                                 -----------------------------------
                                                                                                      (5,192,951)        (4,442,120)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                              (63,896,270)      (122,478,885)
Class B                                                                                              (12,582,695)       (26,255,284)
Class C                                                                                               (9,368,304)       (17,750,223)
Class N                                                                                               (2,112,011)        (4,236,231)
Class Y                                                                                               (3,076,914)        (6,084,085)
                                                                                                 -----------------------------------
                                                                                                     (91,036,194)      (176,804,708)

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                               19,782,053         54,473,475
Class B                                                                                              (21,500,208)           891,195
Class C                                                                                                2,175,100          9,071,247
Class N                                                                                                1,589,417            955,469
Class Y                                                                                                8,020,197          1,884,042
                                                                                                 -----------------------------------
                                                                                                      10,066,559         67,275,428

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                        86,605,216         13,782,499
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  938,890,338        925,107,839
                                                                                                 -----------------------------------
End of period (including accumulated net investment income of
$6,490,637 and $5,043,864, respectively)                                                         $ 1,025,495,554    $   938,890,338
                                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                         2007           2006           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   20.54      $   22.00      $   19.91     $   18.30     $   15.03
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .18 1          .15 1          .18 1         .13 1         .07
Net realized and unrealized gain                           3.50           2.71           2.10          1.53          3.20
                                                      --------------------------------------------------------------------
Total from investment operations                           3.68           2.86           2.28          1.66          3.27
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.15)          (.14)          (.17)         (.05)           --
Distributions from net realized gain                      (1.98)         (4.18)          (.02)           --            --
                                                      --------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                             (2.13)         (4.32)          (.19)         (.05)           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   22.09      $   20.54      $   22.00     $   19.91     $   18.30
                                                      ====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        19.51%         15.15%         11.51%         9.11%        21.76%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 744,513      $ 667,857      $ 648,207     $ 671,678     $ 613,601
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 714,497      $ 648,589      $ 674,531     $ 662,530     $ 518,901
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      0.84%          0.77%          0.85%         0.66%         0.48%
Total expenses                                             1.13% 4        1.17% 4        1.24%         1.37%         1.51%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.13%          1.17%          1.24%         1.37%         1.51%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     189%           108%           129%           13%           17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         1.13%
      Year Ended October 31, 2006         1.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS B     YEAR ENDED OCTOBER 31,                         2007           2006           2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   19.09      $   20.75      $   18.77     $   17.36     $   14.37
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 -- 1,2       (.01) 1         .01 1        (.03) 1       (.18)
Net realized and unrealized gain                           3.25           2.53           1.99          1.44          3.17
                                                      ---------------------------------------------------------------------
Total from investment operations                           3.25           2.52           2.00          1.41          2.99
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --             --             --            --            --
Distributions from net realized gain                      (1.98)         (4.18)          (.02)           --            --
                                                      ---------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                             (1.98)         (4.18)          (.02)           --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   20.36      $   19.09      $   20.75     $   18.77     $   17.36
                                                      =====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        18.54%         14.19%         10.65%         8.12%        20.81%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 111,226      $ 124,694      $ 133,285     $ 164,156     $ 213,433
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 120,149      $ 126,145      $ 152,012     $ 192,420     $ 209,546
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                               0.02%         (0.04)%         0.05%        (0.19)%       (0.30)%
Total expenses                                             1.95% 5        1.99% 5        2.09%         2.23%         2.35%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.95%          1.99%          2.08%         2.23%         2.31%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     189%           108%           129%           13%           17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007           1.95%
      Year Ended October 31, 2006           1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                         2007           2006           2005            2004          2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   19.09      $   20.75      $   18.79       $   17.37     $   14.38
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .01 1         (.01) 1          -- 1,2        (.03) 1       (.08)
Net realized and unrealized gain                           3.23           2.53           2.00            1.45          3.07
                                                      -----------------------------------------------------------------------
Total from investment operations                           3.24           2.52           2.00            1.42          2.99
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         -- 2           --           (.02)             --            --
Distributions from net realized gain                      (1.98)         (4.18)          (.02)             --            --
                                                      -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                             (1.98)         (4.18)          (.04)             --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   20.35      $   19.09      $   20.75       $   18.79     $   17.37
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        18.49%         14.19%         10.66%           8.18%        20.79%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 100,557      $  91,390      $  88,272       $  82,634     $  76,529
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  97,225      $  88,297      $  89,578       $  81,073     $  68,992
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                               0.04%         (0.05)%         0.01%          (0.18)%       (0.32)%
Total expenses                                             1.94% 5        1.99% 5        2.06%           2.21%         2.35%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.94%          1.99%          2.06%           2.21%         2.33%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     189%           108%           129%             13%           17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007            1.94%
      Year Ended October 31, 2006            1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

CLASS N     YEAR ENDED OCTOBER 31,                         2007           2006           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   20.35      $   21.83      $   19.77     $   18.19     $   14.99
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .12 1          .09 1          .11 1         .06 1         .02
Net realized and unrealized gain                           3.46           2.69           2.10          1.53          3.18
                                                      --------------------------------------------------------------------
Total from investment operations                           3.58           2.78           2.21          1.59          3.20
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.09)          (.08)          (.13)         (.01)           --
Distributions from net realized gain                      (1.98)         (4.18)          (.02)           --            --
                                                      --------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                             (2.07)         (4.26)          (.15)         (.01)           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   21.86      $   20.35      $   21.83     $   19.77     $   18.19
                                                      ====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        19.12%         14.83%         11.21%         8.73%        21.35%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  25,522      $  22,052      $  22,418     $  18,706     $  12,361
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  23,724      $  21,756      $  21,527     $  15,716     $   9,847
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      0.56%          0.48%          0.51%         0.30%         0.17%
Total expenses                                             1.41% 4        1.46% 4        1.53%         1.71%         1.87%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.41%          1.46%          1.53%         1.71%         1.82%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     189%           108%           129%           13%           17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         1.41%
      Year Ended October 31, 2006         1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED OCTOBER 31,                     2007         2006         2005       2004       2003
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   20.89     $  22.33     $  20.19   $  18.53   $  15.19
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .23 1        .19 1        .24 1      .18 1      .07
Net realized and unrealized gain                       3.56         2.75         2.14       1.54       3.27
                                                  ----------------------------------------------------------
Total from investment operations                       3.79         2.94         2.38       1.72       3.34
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.19)        (.20)        (.22)      (.06)        --
Distributions from net realized gain                  (1.98)       (4.18)        (.02)        --         --
                                                  ----------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (2.17)       (4.38)        (.24)      (.06)        --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   22.51     $  20.89     $  22.33   $  20.19   $  18.53
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    19.79%       15.34%       11.84%      9.34%     21.99%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  43,678     $ 32,897     $ 32,926   $ 30,344   $ 31,571
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  37,219     $ 30,419     $ 32,408   $ 28,011   $ 26,426
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.08%        0.98%        1.08%      0.90%      0.69%
Total expenses                                         0.89% 4      0.96% 4      0.98%      1.15%      1.37%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                     0.89%        0.96%        0.98%      1.15%      1.30%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 189%         108%         129%        13%        17%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007         0.89%
      Year Ended October 31, 2006         0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rising Dividends Fund, Inc. (the Fund), formerly known as Oppenheimer Quest Value Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the


                  35 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional


                  36 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $76,825,292        $95,871,896                $--          $52,723,551

1. During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2007. Net assets of the Fund were unaffected by the reclassifications.


                  37 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                               REDUCTION TO
                                         INCREASE TO        ACCUMULATED NET
             INCREASE TO             ACCUMULATED NET       REALIZED GAIN ON
             PAID-IN CAPITAL       INVESTMENT INCOME          INVESTMENTS 3
             --------------------------------------------------------------
             $19,867,808                     $23,608            $19,891,416

3. $19,867,808, including $7,618,930 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 was as follows:

                                              YEAR ENDED         YEAR ENDED
                                        OCTOBER 31, 2007   OCTOBER 31, 2006
             --------------------------------------------------------------
             Distributions paid from:
             Ordinary income                 $41,915,713       $ 29,887,395
             Long-term capital gain           54,313,432        151,359,433
                                             ------------------------------
             Total                           $96,229,145       $181,246,828
                                             ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities          $  971,518,206
             Federal tax cost of other investments         (139,797)
                                                     --------------
             Total federal tax cost                  $  971,378,409
                                                     ==============
             Gross unrealized appreciation           $   79,648,343
             Gross unrealized depreciation              (26,924,792)
                                                     --------------
             Net unrealized appreciation             $   52,723,551
                                                     ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2007, the Fund's projected benefit obligations were increased by $17,755 and payments of $5,470 were made to retired directors, resulting in an accumulated liability of $125,457 as of October 31, 2007.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment,


                  38 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  39 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                YEAR ENDED OCTOBER 31, 2007   YEAR ENDED OCTOBER 31, 2006
                                  SHARES             AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                              5,009,941   $ 104,403,897     4,712,848   $  91,560,874
Dividends and/or
distributions reinvested          3,398,517      64,945,667     6,392,548     118,326,064
Redeemed                         (7,213,070)   (149,567,511)   (8,050,090)   (155,413,463)
                                ----------------------------------------------------------
Net increase                      1,195,388   $  19,782,053     3,055,306   $  54,473,475
                                ==========================================================
------------------------------------------------------------------------------------------
CLASS B
Sold                                749,963   $  14,369,461     1,143,288   $  20,859,658
Dividends and/or
distributions reinvested            677,674      12,021,942     1,417,288      24,561,602
Redeemed                         (2,495,510)    (47,891,611)   (2,452,329)    (44,530,065)
                                ----------------------------------------------------------
Net increase (decrease)          (1,067,873)  $ (21,500,208)      108,247   $     891,195
                                ==========================================================
------------------------------------------------------------------------------------------
CLASS C
Sold                                760,457   $  14,594,068       771,278   $  13,990,451
Dividends and/or
distributions reinvested            491,475       8,718,769       936,558      16,230,542
Redeemed                         (1,098,913)    (21,137,737)   (1,174,504)    (21,149,746)
                                ----------------------------------------------------------
Net increase                        153,019   $   2,175,100       533,332   $   9,071,247
                                ==========================================================
------------------------------------------------------------------------------------------
CLASS N
Sold                                294,508   $   6,048,921       346,520   $   6,631,157
Dividends and/or
distributions reinvested            110,855       2,101,806       227,730       4,185,681
Redeemed                           (321,789)     (6,561,310)     (517,150)     (9,861,369)
                                ----------------------------------------------------------
Net increase                         83,574   $   1,589,417        57,100   $     955,469
                                ==========================================================
------------------------------------------------------------------------------------------
CLASS Y
Sold                              1,082,214   $  23,426,737       497,839   $   9,863,600
Dividends and/or
distributions reinvested            173,679       3,374,577       339,052       6,370,788
Redeemed                           (889,917)    (18,781,117)     (736,958)    (14,350,346)
                                ----------------------------------------------------------
Net increase                        365,976   $   8,020,197        99,933   $   1,884,042
                                ==========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 31, 2007, were as follows:

                                    PURCHASES           SALES
-------------------------------------------------------------
Investment securities          $1,812,343,664  $1,845,291,447


                  40 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE EFFECTIVE AUG. 1, 2007
--------------------------------------------------------------------------------
Up to $800 million                                                         0.65%
Next $700 million                                                          0.60
Next $1.0 billion                                                          0.58
Over $2.5 billion                                                          0.56

FEE SCHEDULE FROM NOV.1, 2006 TO JULY 31, 2007
--------------------------------------------------------------------------------
Up to $200 million                                                         0.75%
Next $200 million                                                          0.72
Next $200 million                                                          0.69
Next $200 million                                                          0.66
Next $700 million                                                          0.60
Next $1.0 billion                                                          0.58
Over $2.5 billion                                                          0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2007, the Fund paid $1,817,174 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                  41 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $3,800,303, $3,563,867 and $511,936, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
October 31, 2007         $ 257,746        $ 16,097       $ 170,350         $ 5,296           $ 587
---------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2007, the Manager waived $28,961 for IMMF management fees.

      The Distributor paid the Fund $24,707 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


                  42 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2007 was as follows:

                                                                   CALL OPTIONS
                                                      -------------------------
                                                      NUMBER OF       AMOUNT OF
                                                      CONTRACTS        PREMIUMS
-------------------------------------------------------------------------------
Options outstanding as of
October 31, 2006                                             --    $         --
Options written                                          36,940       1,880,304
Options closed or expired                               (33,113)     (1,641,807)
Options exercised                                        (2,206)        (98,700)
                                                      -------------------------
Options outstanding as of October 31, 2007                1,621    $    139,797
                                                      =========================

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the


                  43 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING Continued

collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower.

      As of October 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENT

On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.


                  44 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER RISING DIVIDENDS FUND,
INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Risings Dividends Fund, Inc., formerly Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Rising Dividends Fund, Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 13, 2007


                  45 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.1799 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions should be multiplied by 16.14% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $17,517,148 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended October 31, 2007, $18,026 or 0.35% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $77,995,771 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  46 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  47 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  48 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Neil McCarthy and Joseph Higgins, the portfolio managers for the Fund, and the Manager's Growth Equity investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load large-cap value funds and large-cap core funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance had been below its peer group median as a large-cap value fund but compared favorably as a large-cap core fund. The Board also noted that effective August 1, 2007, the Fund changed its name from "Oppenheimer Quest Value Fund, Inc." to "Oppenheimer Rising Dividends Fund, Inc.," changed its investment objective to seek total return and changed portfolio managers.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other


                  49 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

large-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees were, prior to August 1, 2007, lower than the median of its most relevant peer group of large-cap value funds, although not of the universe of all such funds, and that its total expenses were lower than the medians of such groups. Effective August 1, 2007, the Fund began paying the Manager at the following lower annual rates: 0.65% of the first $800 million of average annual net assets of the Fund, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the


                  50 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  51 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE      OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
DIRECTORS                         80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the Board of          Trivest Venture Fund (private venture capital fund); President of Investment Counseling
Directors (since 2001),           Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment companies:
Director (since 1996)             Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona
Age: 74                           (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                  OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Director (since 2005)             management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October
                                  2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                  Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and
                                  Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                  Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                  Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                                  Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United
                                  States Marine Corps (1957-1959). Oversees 63 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the OppenheimerFunds
Director (since 1998)             complex.
Age: 74

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since
Director (since 1996)             December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC
Age: 78                           (since August 1984); Chief Executive Officer and President of Aquila Management Corporation
                                  (August 1984-December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc.
                                  (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.;
                                  President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT");
                                  President and Director of STCM Management Company, Inc. (sponsor and adviser to


                  52 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

LACY B. HERRMANN,                 CCMT); Chairman, President and Director of InCap Management Corporation; Sub-Advisor and
Continued                         Administrator of Prime Cash Fund & Short Term Asset Reserves; Director of OCC Cash Reserves,
                                  Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly
                                  PIMCO Advisors VIT) (investment company) (since 1994); Trustee of OCC Accumulation Trust
                                  (open-end investment company) (until December 2004); Trustee Emeritus of Brown University (since
                                  June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Director (since 2001)             Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Age: 64                           Member of Zurich Financial Services Investment Advisory Board (insurance) (since October 2004);
                                  Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special
                                  Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                  1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August 1990-September
                                  2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 63 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR               MR. MURPHY IS AN "INTERESTED DIRECTOR" BECAUSE HE IS AFFILIATED WITH THE MANAGER BY VIRTUE OF
AND OFFICER                       HIS POSITIONS AS AN OFFICER AND DIRECTOR OF THE MANAGER, AND AS A SHAREHOLDER OF ITS PARENT
                                  COMPANY. THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
Director (since 2005) and         the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer
President and Principal           funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Executive Officer                 holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
(since 2001)                      the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
Age: 58                           the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc.
                                  and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                  July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 2001) and Director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                  1995); Chairman (since October 2007) and Member of the Investment Company Institute's Board of
                                  Governors (since October 2003). Oversees 102 portfolios in the OppenheimerFunds complex.


                  53 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MCCARTHY, HIGGINS,
OF THE FUND                       ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                  YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                                  WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

NEIL M. MCCARTHY,                 Vice President of the Manager (since September 2003); Chairman and Chief Investment Officer of
Vice President and Portfolio      OFI Institutional Asset Management, Inc.'s Growth Equity Team's Investment Policy and Strategy
Manager (since 2007)              Committee (since September 2003). Chief Executive Officer and Chief Investment Officer of
Age: 50                           Windham Capital Management (April 1988-September 2003). A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

JOSEPH R. HIGGINS,                Vice President of the Manager (since May 2004); Member of the OFIIAMI's Growth Equity Team's
Vice President and Portfolio      Investment Policy and Strategy Committee (since May 2004); Vice President (1991-2003), Assistant
Manager (since 2007)              Vice President (1988-1991) and equity portfolio manager (1993-2003) for Swiss Re Asset
Age: 46                           Management, Inc. A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds
(since 2004)                      Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since
Age: 57                           June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February
                                  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 48                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                           complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Age: 59                           of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General


                  54 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

ROBERT G. ZACK,                   Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
Continued                         (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                  OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  International Distributor Limited (since December 2003); Senior Vice President (May 1985-
                                  December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004). An officer of 102
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 39

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October
Age: 42                           2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                  (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  55 | OPPENHEIMER RISING DIVIDENDS FUND, INC.



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2007 and $15,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Exhibit attached hereto.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividend Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 12/11/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 12/11/2007